Revision of Comparative Information	12 Months Ended
Jul. 31, 2020
Revision Of Comparative Information [Abstract]
Revision of Comparative Information

37. Revision of Comparative Information

During the reporting period, the Company determined that an administrative banking covenant related to the Term loan (Note 19) was not satisfied.  This covenant mandated that the Company not have a Canadian dollar operating bank account with any institution other than the Lenders. The Company was subject to the covenant 90 days after entering the syndicated credit facility on February 14, 2019. On October 29, 2020, the Company obtained an amendment from the Lenders to discharge the Company of related historical recourse and rectify the breach by April 27, 2021.  As the amendment was obtained after July 31, 2020, the term loan has been presented current for the year ended July 31, 2020 (Note 19).

As the Company was in breach of this administrative covenant in the prior year as well, comparative financial information has been revised to reflect the term loan as a current liability (previously reported as a non-current liability).